Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (4,381)	$ 398,639
Adjustments to reconcile net income (loss) to net cash used in operating activities
Formation costs paid by note payable – Sponsor	3,994
Interest earned on investments held in Trust Account		(1,976,183)
Changes in operating assets and liabilities:
Deferred offering costs		108,962
Prepaid expenses	(5,608)	(245,254)
Accrued expenses		27,664
Accrued income taxes payable		374,862
Net cash used in operating activities	(5,995)	(1,311,310)
Cash flows from investing activities:
Cash deposited into Trust Account		(134,895,000)
Net cash used in investing activities		(134,895,000)
Cash flows from financing activities:
Deferred offering costs	(45,450)
Proceeds from note payable - Sponsor	75,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Sale of units in public offering		132,250,000
Sale of private placement units		7,540,000
Payment of offering costs		(3,109,411)
Repayment of note payable - Sponsor		(177,057)
Net cash provided by financing activities	54,550	136,503,532
Net change in cash	48,555	297,222
Cash at beginning of period		48,555
Cash at end of period	48,555	345,777
Non-cash financing activities:
Deferred offering costs included in accrued offering costs	15,449
Prepaid expenses paid by note payable - Sponsor	50,000
Deferred offering costs paid by note payable - Sponsor	47,875
Deferred commission payable		4,628,750
Class A shares subject to redemption		$ 136,771,183